Dividends-Additional Information (Details) (USD $) In Millions, except Per Share data, unless otherwise specified				1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2013 Annual variable dividend	Feb. 29, 2012 Annual variable dividend	Nov. 30, 2012 Special dividend	Feb. 26, 2014 Subsequent Event Annual variable dividend	Feb. 26, 2014 Subsequent Event Special dividend
Dividends Payable [Line Items]
Target percentage used to determine annual variable dividend	33.33%
Gainshare factor used to determine annual variable dividend range, minimum	0
Gainshare factor used to determine annual variable dividend range, maximum	2
Gainshare factor used to determine annual variable dividend	1.21	1.12	1.10
Dividend paid per share (USD per share)				$ 0.2845	$ 0.4072	$ 1.00	$ 0.4929	$ 1.00
Dividends paid to shareholders				$ 172.0	$ 249.4	$ 604.7	$ 293.9	$ 596.3